Schedule of Changes in Carrying Value of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value at beginning of year	$ 16,139,377	$ 7,324,287
Goodwill acquired in acquisition of TheStreet		8,815,090
Carrying value at end of year	$ 16,139,377	$ 16,139,377